Long - Term Debt - Credit Facilities 3 (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2018 USD ($) Vessel
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel	19	38
Outstanding amount		$ 889,176
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel		3
Line of credit facility issuance date		Oct. 09, 2018
Line of credit facility maximum borrowing capacity		$ 17,100
Outstanding amount	$ 17,100	$ 17,100
Line of Credit Facility, Expiration Date		Dec. 31, 2020
Number of loan tranches		3
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		3.90%
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 5,700
Line of Credit Facility, Periodic Payment		$ 110
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 5,260
$80.0 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel		3
Line of credit facility issuance date		Oct. 03, 2018
Line of credit facility maximum borrowing capacity		$ 80,000
Outstanding amount	$ 80,000	$ 80,000
Line of Credit Facility, Expiration Date		Jun. 30, 2020
Line of Credit Facility, Periodic Payment		$ 1,500
Line of Credit Facility, Number of Repayment Instalments		7
Line of Credit Facility, Frequency of Payments		quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 69,500
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
$80.0 Million Credit Agricole Credit Facility [Member] | For the first 6 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage		3.00%
$80.0 Million Credit Agricole Credit Facility [Member] | For the following 12 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage		3.25%
$80.0 Million Credit Agricole Credit Facility [Member] | Thereafter [Member]
Line of Credit Facility [Line Items]
Loan margin percentage		3.50%